Guarantor Financial Statements Statement of Operations and Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Product revenue									$ 2,854	$ 2,592	$ 2,301
Service revenue									2,876	2,699	2,410
Total revenue	1,642	1,435	1,409	1,244	1,601	1,360	1,272	1,058	5,730	5,291	4,711
Cost of products									2,177	2,011	1,799
Cost of services									2,208	2,098	1,922
Selling, general and administrative expenses									894	794	685
Research and development expenses									219	176	156
Total operating expenses									5,498	5,079	4,562
Income from operations	(7)	89	101	49	102	28	62	20	232	212	149
Interest expense									(42)	(13)	(2)
Other (expense) income, net									(8)	(3)	(11)
Income from continuing operations before income taxes									182	196	136
Income tax expense (benefit)									42	51	(11)
Income from continuing operations before earnings in subsidiaries									140	145	147
Equity in earnings of consolidated subsidiaries									0	0	0
Income from continuing operations									140	145	147
Income (loss) from discontinued operations, net of tax									6	(93)	(10)
Net income									146	52	137
Net (loss) income attributable to noncontrolling interests									0	(1)	3
Net income attributable to NCR	(20)	57	80	29	(9)	16	33	13	146	53	134
Total comprehensive income (loss)									387	(103)	313
Less comprehensive income (loss) attributable to noncontrolling interests									(4)	1	5
Comprehensive income attributable to NCR common stockholders									391	(104)	308
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									988	974	852
Service revenue									981	986	922
Total revenue									1,969	1,960	1,774
Cost of products									791	771	689
Cost of services									851	840	783
Selling, general and administrative expenses									437	405	353
Research and development expenses									100	89	46
Total operating expenses									2,179	2,105	1,871
Income from operations									(210)	(145)	(97)
Interest expense									(46)	(18)	(30)
Other (expense) income, net									(80)	(5)	(19)
Income from continuing operations before income taxes									(336)	(168)	(146)
Income tax expense (benefit)									(87)	(46)	(47)
Income from continuing operations before earnings in subsidiaries									(249)	(122)	(99)
Equity in earnings of consolidated subsidiaries									398	270	246
Income from continuing operations									149	148	147
Income (loss) from discontinued operations, net of tax									(3)	(95)	(13)
Net income									146	53	134
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income attributable to NCR									146	53	134
Total comprehensive income (loss)									391	(104)	308
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to NCR common stockholders									391	(104)	308
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									279	172	113
Service revenue									224	64	23
Total revenue									503	236	136
Cost of products									134	57	33
Cost of services									95	39	12
Selling, general and administrative expenses									108	47	5
Research and development expenses									22	7	0
Total operating expenses									359	150	50
Income from operations									144	86	86
Interest expense									(17)	(7)	(1)
Other (expense) income, net									(9)	(13)	19
Income from continuing operations before income taxes									118	66	104
Income tax expense (benefit)									61	50	27
Income from continuing operations before earnings in subsidiaries									57	16	77
Equity in earnings of consolidated subsidiaries									160	241	128
Income from continuing operations									217	257	205
Income (loss) from discontinued operations, net of tax									0	0	0
Net income									217	257	205
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income attributable to NCR									217	257	205
Total comprehensive income (loss)									344	147	99
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to NCR common stockholders									344	147	99
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									1,869	1,705	1,597
Service revenue									1,671	1,649	1,465
Total revenue									3,540	3,354	3,062
Cost of products									1,534	1,442	1,338
Cost of services									1,262	1,219	1,127
Selling, general and administrative expenses									349	342	327
Research and development expenses									97	80	110
Total operating expenses									3,242	3,083	2,902
Income from operations									298	271	160
Interest expense									(78)	(78)	(111)
Other (expense) income, net									180	105	129
Income from continuing operations before income taxes									400	298	178
Income tax expense (benefit)									68	47	9
Income from continuing operations before earnings in subsidiaries									332	251	169
Equity in earnings of consolidated subsidiaries									0	0	0
Income from continuing operations									332	251	169
Income (loss) from discontinued operations, net of tax									9	2	3
Net income									341	253	172
Net (loss) income attributable to noncontrolling interests									0	(1)	3
Net income attributable to NCR									341	254	169
Total comprehensive income (loss)									240	279	316
Less comprehensive income (loss) attributable to noncontrolling interests									(4)	1	5
Comprehensive income attributable to NCR common stockholders									244	278	311
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Product revenue									(282)	(259)	(261)
Service revenue									0	0	0
Total revenue									(282)	(259)	(261)
Cost of products									(282)	(259)	(261)
Cost of services									0	0	0
Selling, general and administrative expenses									0	0	0
Research and development expenses									0	0	0
Total operating expenses									(282)	(259)	(261)
Income from operations									0	0	0
Interest expense									99	90	140
Other (expense) income, net									(99)	(90)	(140)
Income from continuing operations before income taxes									0	0	0
Income tax expense (benefit)									0	0	0
Income from continuing operations before earnings in subsidiaries									0	0	0
Equity in earnings of consolidated subsidiaries									(558)	(511)	(374)
Income from continuing operations									(558)	(511)	(374)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income									(558)	(511)	(374)
Net (loss) income attributable to noncontrolling interests									0	0	0
Net income attributable to NCR									(558)	(511)	(374)
Total comprehensive income (loss)									(588)	(425)	(410)
Less comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to NCR common stockholders									$ (588)	$ (425)	$ (410)